Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	6-K
Entity File Number	001-35286
Entity Registrant Name	FRANCO-NEVADA CORPORATION
Entity Address, Address Line One	199 Bay Street
Entity Address, Address Line Two	Suite 2000
Entity Address, Address Line Three	P.O. Box 285
Entity Address, Address Line Four	Commerce Court Postal Station
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5L 1G9
Entity Central Index Key	0001456346
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY